Document And Entity Information	May 22, 2024
Document Information [Line Items]
Entity, Registrant Name	Good Times Restaurants Inc.
Document, Type	8-K
Document, Period End Date	May 22, 2024
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-18590
Entity, Tax Identification Number	84-1133368
Entity, Address, Address Line One	651 Corporate Circle, Suite 200
Entity, Address, City or Town	Golden
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80401
City Area Code	303
Local Phone Number	384-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GTIM
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000825324